Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases
8.
Leases

Office lease

We currently have operating leases for our offices in Greece, Singapore, Hong Kong and Dubai.

Greece Office Leases

In December 2023 the Company entered into a lease agreement with an effective date of February 11, 2024, and for a lease term of 3 years.

Singapore Office lease

In May 2025 the Company entered into a lease agreement for a lease term of 2 years with an effective June 1, 2025, and the previous lease agreement was terminated on May 31, 2025.

Hong Kong Office lease

In April 2024, the Company entered into a lease agreement in Hong Kong with an effective date of April 17, 2024, and for a lease term of 3 years. The Company determined that the Greece, Singapore and Hong Kong office leases are operating leases and recorded the related right-of-use-assets within “Right-of-use assets from operating leases” and the lease liabilities within “Operating lease liabilities, current portion” and “Operating lease liabilities, non-current portion” in the accompanying consolidated balance sheets and the lease expenses within “Operating lease expenses” in the accompanying consolidated statements of operations. Right-of-use assets and lease liabilities initially recognized, during the years ended December 31, 2025 and 2024, arising from the office leases in Greece, Hong Kong and in Singapore, respectively, were $599,862 and $405,999 respectively.

Dubai Office lease

In May 2023 the Company entered into a lease agreement in Dubai with an effective date of June 16, 2023, and for a lease term of 1 year. The lease agreement was terminated on February 15, 2024, and the Company immediately signed a new lease agreement, effective from the same date, with a lease term of 1 year. On January 29, 2025, the Company entered into a new lease agreement with an effective date of February 15, 2025, and for a lease term of 1 year. Following the disposal of Heidmar Trading DMCC on September 30, 2025, the existing lease agreement was terminated. The Company signed a new lease agreement for an office in Dubai, effective from November 5, 2025, with a lease term of 1 year. The lease payments of this office lease for the years ended December 31, 2025, 2024 and 2023 were $40,925, $54,646 and $27,798, respectively. The aggregate future lease payments for this operating lease as of December 31, 2025, were $4,050.

The Company determined the office leases of Dubai to be operating lease. Leases that have an original term of 12 months or less are not recognized on the Company’s consolidated balance sheet, and the lease expense related to those short-term leases is recognized over the lease term within “General and administrative expenses” in the accompanying consolidated statements of operations.

Vessel leases

Charter-in vessels

During the year ended December 31, 2022, the Company time chartered-in two vessels that were delivered to the Company in October 2022 with a duration of 8 and 12 months, respectively with no option and one year option period, respectively. The charter-in contracts expired during the year ended December 31, 2023. Therefore, these operating leases were excluded from operating lease right-of-use asset and lease liability recognition on the Company’s accompanying consolidated balance sheets since they were short-term leases with a duration of less than 12 months.

In August 2023, the Company entered into a time charter agreement with a vessel owner to lease a bulk carrier vessel for an initial lease term of 7 months for $10,425 per day with an additional 9-month optional period. On August 18, 2023 the vessel was delivered to the Company. In May 2024, the vessel was redelivered to her owner. Therefore, this operating lease was excluded from operating lease right-of-use asset and lease liability recognition on Company’s consolidated balance sheets, since it was a short-term lease with a duration of less than 12 months.

During the year ended December 31, 2025, the Company entered into eighteen voyage charter agreements and one short-term time charter agreement. One of the voyage charter agreements was with a related party company owned by the ultimate beneficial owner of one of the Company’s principal shareholders. These operating leases were excluded from operating lease right-of-use asset and lease liability recognition on Company’s consolidated balance sheets, since they were short-term leases with a duration of less than 12 months.

Voyage and charter-in expenses recognized and paid for vessels chartered in, that are excluded from operating lease right-of-use asset and lease liability recognition due to original duration of not more than one year, were as follows:

Description	Location in consolidated statements of operations	2025	2024	2023
Vessels operating leases	Voyage and charter-in expenses	18,869,082	1,320,063	10,505,532
Vessel operating lease	Voyage-in expenses, related party	5,905,714	-	-

In August 2022, the Company entered into a time charter agreement with a vessel owner to lease one vessel for an initial lease term of 2 years with an additional 1-year option that the Company immediately exercised.

The Company determined this lease to be an operating lease and recorded the related right-of-use-asset within “Right-of-use assets from operating leases” and the lease liabilities within “Operating lease liabilities, current portion” and “Operating lease liabilities, non-current portion” in the accompanying consolidated balance sheet and the operating lease expenses within “Operating lease expenses” in the accompanying consolidated statements of operations. In August 2025, the vessel was redelivered to her owner.

During the year ended December 31, 2023, the lease payments were adjusted for the fact that the vessel had an off-hire period, in which no lease payment was required. The operating right-of-use asset and lease liability were remeasured utilizing an estimated incremental borrowing rate of 5.25%. As a result of the remeasurement, the right-of-use asset and lease liability decreased by $1,737,851. No gain or loss was recognized upon the remeasurement.

In April 2025 the Company entered into a time charter agreement, with a related party vessel owner, to lease a platform supply vessel (“PSV”) for an initial lease term of 5 years with a three one-year extension options (Note 3).

The Company determined this lease to be an operating lease and recorded the related right-of-use-asset within “Right-of-use asset from operating lease, related party” and the lease liabilities within “Operating lease liabilities, current portion, related party” and “Operating lease liabilities, non-current portion, related party” in the accompanying consolidated balance sheets and the operating lease expenses within “Operating lease expenses, related party” in the accompanying consolidated statements of operations. Right-of-use asset and lease liabilities initially recognized, during the year ended December 31, 2025, arising from the time charter agreement with the vessel owner of PSV, were $45,913,646.

Charter-out vessels

The Company has earned income from chartering out the vessels that have been chartered-in with an original term of 12 months or less. For the years ended December 31, 2025, 2024 and 2023 the time charter revenue amounted to $4,168,724, $2,059,449 and $11,157,694, respectively and is included in “Voyage and time charter revenues” in the accompanying consolidated statements of operations.

The Company has earned income from chartering out one vessel that has been chartered under a time charter agreement entered into in August 2022 with an initial period exceeding 12 months. For the years ended December 31, 2025, 2024 and 2023, the voyage and time charter revenue amounted to $9,411,014, $13,121,251 and $10,810,985, respectively and is included in “Voyage and time charter revenues” in the accompanying consolidated statements of operations.

The Company has earned income from chartering out the PSV that has been chartered-in under a time charter agreement entered into in April 2025 for an initial lease term of 5 years with a three one-year extension options. For the year ended December 31, 2025, the time charter revenue amounted to $8,075,520 and is included in “Voyage and time charter revenues” in the accompanying consolidated statement of operations.

Right-of-use assets and lease liabilities as of December 31, 2025 and 2024 were as follows:

Description	Location in balance sheet	December 31, 2025	December 31, 2024
Non-current assets:
Office leases	Right-of-use assets from operating leases	601,067	412,828
Vessel lease	Right-of-use assets from operating leases	-	4,634,662
Vessel lease	Right-of-use asset from operating lease, related party	40,279,432	-
		40,880,499	5,047,490
Liabilities:
Office leases	Operating lease liabilities, current portion	454,045	254,877
Vessel lease	Operating lease liabilities, current portion	-	4,634,662
Vessel lease	Operating lease liabilities, current portion, related party	8,242,105	-
Lease liabilities - current portion		8,696,150	4,889,539
Office leases	Operating lease liabilities, non-current portion	162,928	179,593
Vessel lease	Operating lease liabilities, non-current portion, related party	32,037,327	-
Lease liabilities – non-current portion		32,200,255	179,593

The aggregate future lease payments for the Company’s operating leases that have been recognized within ROU assets as of December 31, 2025 were as follows:

2026	10,634,315
2027	10,834,225
2028	10,899,372
2029	11,448,081
2030	1,887,772
Total lease payments	45,703,765
Less: imputed interest	(4,807,360)
Present value of lease liabilities	40,896,405

The table below presents the components of the Company’s lease expenses.

Description	Location in consolidated statements of operations	2025	2024	2023
Lease expense for office leases	Operating lease expenses	439,203	390,632	289,442
Lease expense for vessel lease	Operating lease expenses	6,027,468	9,476,459	7,788,392
Lease expense for vessel lease	Operating lease expenses, related party	7,824,362	-	-
Total		14,291,033	9,867,091	8,077,834

For the Company’s office leases and time charter-in arrangements, the weighted average discount rates used to calculate the operating lease liability was 5.25%. Lease payments of the Company’s office leases and time charter-in arrangements with original duration above one year for the years ended December 31, 2025, 2024 and 2023 amounted to $13,902,781, $9,882,108 and $8,049,546, respectively. The weighted average remaining lease term on our office leases and a time chartered-in vessel as of December 31, 2025 is 49.50 months.